Cash Generated from Operations (Reconciliation of Liabilities Arising from Financing Activities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begining balance	¥ 1,569,643	¥ 573,980
Financing cash flows	2,980,427	970,768
Addition of lease liabilities	6,014	34,436
Foreign exchange movements	2,856	(9,541)
Ending balance	4,558,940	1,569,643
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begining balance	1,547,600	497,249
Financing cash flows	(2,456)	1,059,892
Addition of lease liabilities	0	0
Foreign exchange movements	2,856	(9,541)
Ending balance	1,548,000	1,547,600
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begining balance	22,043	76,731
Financing cash flows	(15,586)	(89,124)
Addition of lease liabilities	6,014	34,436
Foreign exchange movements	0	0
Ending balance	12,471	22,043
Short-term bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begining balance	0	0
Financing cash flows	2,998,469	0
Addition of lease liabilities	0	0
Foreign exchange movements	0	0
Ending balance	¥ 2,998,469	¥ 0